UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS World Dividend Fund
	Shares	Value ($)
Common Stocks 97.1%
Australia 5.5%
Metcash Ltd.	1,415,860	6,075,632
Woodside Petroleum Ltd.	118,499	4,294,702
WorleyParsons Ltd.	191,934	5,552,036

(Cost $15,177,102)		15,922,370
Belgium 0.9%
Belgacom (Cost $2,860,031)	83,728	2,617,227
Bermuda 2.1%
PartnerRe Ltd. (Cost $5,850,034)	93,985	6,148,499
Canada 13.8%
Bank of Nova Scotia (a)	71,541	3,676,581
Canadian National Railway Co.	56,553	4,265,586
Canadian Natural Resources Ltd.	161,031	6,378,928
Enbridge, Inc. (a)	127,624	4,802,288
Franco-Nevada Corp.	142,301	6,428,877
Telus Corp.	93,395	5,264,471
Toronto-Dominion Bank (a)	53,015	4,099,714
TransCanada Corp.	128,135	5,271,336

(Cost $35,206,031)		40,187,781
Finland 2.9%
Fortum Oyj	160,183	3,524,512
Sampo Oyj "A"	185,724	4,899,937

(Cost $8,367,753)		8,424,449
France 5.5%
Air Liquide SA	37,257	4,696,946
France Telecom SA	282,312	4,244,188
Sanofi	46,388	3,438,420
Vivendi	176,310	3,694,657

(Cost $16,933,235)		16,074,211
Germany 5.7%
E.ON AG	116,548	2,494,605
Rhoen-Klinikum AG	443,006	9,185,316
Wincor Nixdorf AG (a)	107,771	5,029,357

(Cost $19,154,414)		16,709,278
Japan 1.7%
NTT DoCoMo, Inc. (Cost $4,482,266)	2,710	4,810,764
Korea 1.2%
SK Telecom Co., Ltd. (ADR) (Cost $4,094,197)	240,778	3,373,300
Netherlands 5.9%
Koninklijke (Royal) KPN NV	335,592	3,683,661
Koninklijke Philips Electronics NV	253,069	5,124,255
Unilever NV (CVA) (a)	142,955	4,761,903
Wolters Kluwer NV	191,780	3,480,490

(Cost $19,046,894)		17,050,309
Poland 1.1%
Powszechny Zaklad Ubezpieczen SA (Cost $2,823,876)	31,100	3,225,283
Singapore 0.9%
Singapore Post Ltd. (Cost $3,051,369)	3,447,698	2,671,021
Switzerland 7.2%
Nestle SA (Registered)	78,516	4,502,339
Novartis AG (Registered)	60,977	3,308,162
Roche Holding AG (Genusschein)	32,334	5,472,231
Transocean Ltd. (b)	164,149	7,764,248

(Cost $20,438,009)		21,046,980
Taiwan 2.9%
Chunghwa Telecom Co., Ltd. (ADR)	90,912	2,946,458
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	381,550	5,372,224

(Cost $6,890,337)		8,318,682
United Kingdom 11.7%
BAE Systems PLC	675,719	3,284,771
British American Tobacco PLC	152,292	7,010,652
Imperial Tobacco Group PLC	116,935	4,187,031
National Grid PLC	452,338	4,509,068
Pearson PLC	296,968	5,499,386
Smiths Group PLC	393,600	5,961,147
Vodafone Group PLC	1,313,606	3,550,540

(Cost $30,404,653)		34,002,595
United States 28.1%
Air Products & Chemicals, Inc.	55,355	4,872,901
Altria Group, Inc. (a)	187,845	5,334,798
AT&T, Inc. (a)	95,547	2,810,037
Automatic Data Processing, Inc.	60,368	3,306,959
Bemis Co., Inc. (a)	132,887	4,156,705
ConocoPhillips (a)	116,024	7,913,997
Diebold, Inc.	162,349	5,144,840
EOG Resources, Inc.	49,452	5,248,835
Exelon Corp. (a)	79,717	3,171,142
FirstEnergy Corp. (a)	77,932	3,290,289
Genuine Parts Co. (a)	56,574	3,608,290
Intel Corp. (a)	346,820	9,162,984
PepsiCo, Inc.	129,138	8,480,493
Sealed Air Corp.	213,019	4,245,469
Sonoco Products Co. (a)	105,443	3,300,366
UGI Corp.	152,919	4,115,050
VF Corp. (a)	27,295	3,589,020

(Cost $74,817,629)		81,752,175

Total Common Stocks (Cost $269,597,830)		282,334,924
Securities Lending Collateral 20.4%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $59,369,870)	59,369,870	59,369,870
Cash Equivalents 2.1%
Central Cash Management Fund, 0.07% (c) (Cost $6,207,163)	6,207,163	6,207,163

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $335,174,863) †	119.6	347,911,957
Other Assets and Liabilities, Net	(19.6)	(57,031,084)

Net Assets	100.0	290,880,873

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $336,329,015.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $11,582,942.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,762,094 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,179,152.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $57,361,888, which is 19.7% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At January 31, 2012 the DWS World Dividend Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Energy	47,226,370	16.7%
Consumer Staples	40,352,848	14.3%
Telecommunication Services	36,995,303	13.1%
Information Technology	28,016,364	9.9%
Materials	27,701,264	9.8%
Financials	22,050,014	7.8%
Health Care	21,404,129	7.6%
Industrials	21,306,780	7.6%
Utilities	21,104,666	7.5%
Consumer Discretionary	16,177,186	5.7%
Total	282,334,924	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Australia	$—	$15,922,370	$—	$15,922,370
Belgium	—	2,617,227	—	2,617,227
Bermuda	6,148,499	—	—	6,148,499
Canada	40,187,781	—	—	40,187,781
Finland	—	8,424,449	—	8,424,449
France	—	16,074,211	—	16,074,211
Germany	—	16,709,278	—	16,709,278
Japan	—	4,810,764	—	4,810,764
Korea	3,373,300	—	—	3,373,300
Netherlands	—	17,050,309	—	17,050,309
Poland	—	3,225,283	—	3,225,283
Singapore	—	2,671,021	—	2,671,021
Switzerland	7,764,248	13,282,732	—	21,046,980
Taiwan	8,318,682	—	—	8,318,682
United Kingdom	—	34,002,595	—	34,002,595
United States	81,752,175	—	—	81,752,175
Short-Term Investments(e)	65,577,033	—	—	65,577,033
Total	$213,121,718	$134,790,239	$—	$347,911,957

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012